Cost of services (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Cost of services
Wages and salaries		$ 281,460	$ 229,358	$ 228,993
Maintenance		145,931	142,069	124,563
Security and insurance		142,147	128,299	134,774
Utilities (electric, cleaning and water)		166,280	144,727	122,961
Building lease		8,609	2,015	2,543
Allowance for doubtful accounts		4,711	646	17,738
Cost of hotel service		70,319	44,282	30,650
Equipment lease, fees and others		104,181	90,711	103,736
Cost of services	$ 47,435	$ 923,638	$ 782,107	$ 765,958